Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment reporting_unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ (5,700)	$ (12,300)	$ (3,300)
Number of operating segments | segment	1
Number of reporting units | reporting_unit	1
Standard product warranty term	1 year
Cost of sales	$ 521,162	500,888	494,975
Advertising costs	8,100	8,100	7,200
Restricted cash	5,743	0
Write-offs of accounts receivable	5,800	2,800	3,200
Provisions for doubtful accounts	$ 8,700	4,400	3,100
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales	$ 27,900	$ 28,400	$ 28,600